Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the unfunded status of the Company's Plans at December 31, 2020 and 2019:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2020	2019	2020	2019
Change in projected benefit obligation
Projected benefit obligation, beginning of year	8,973	7,752	1,783	1,465
Current service cost	215	145	70	56
Employee contributions	56	55	—	—
Interest cost	284	303	58	60
Benefits paid	(381)	(371)	(45)	(47)
Net actuarial loss (gain)	465	1,089	(42)	243
Transfers from other plans[1,2]	151	—	33	6
Projected benefit obligation, end of year	9,763	8,973	1,857	1,783

Change in plan assets
Fair value of plan assets, beginning of year	7,848	7,205	—	—
Actual return on plan assets	425	922	—	—
Benefits paid	(381)	(371)	(45)	(47)
Employer contributions	57	61	45	47
Employee contributions	56	55	—	—
Administrative expenses	(22)	(24)	—	—
Transfers from other plans[2]	120	—	—	—
Fair value of plan assets, end of year	8,103	7,848	—	—

Unfunded status	1,660	1,125	1,857	1,783
1 In 2019, liabilities associated with the HOSSM post-employment benefit plans were transferred to the Hydro One post-employment benefit plans.
[2] See below for information related to the transfers from other plans in 2020.

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its consolidated balance sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2020	2019	2020	2019
Other assets[1]	6	3	—	—
Accrued liabilities	—	—	60	60
Pension benefit liability	1,660	1,125	—	—
Post-retirement and post-employment benefit liability	—	—	1,797	1,723
Net unfunded status	1,654	1,122	1,857	1,783
[1] Represents the funded status of HOSSM defined benefit pension plan.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

As at December 31 (millions of dollars)	2020	2019
PBO	9,763	8,973
ABO	8,817	8,183
Fair value of plan assets	8,103	7,848

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2020 and 2019:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2020	2019	2020	2019
Significant assumptions:
Weighted average discount rate	2.60%	3.10%	2.60%	3.10%
Rate of compensation scale escalation (long-term)	2.25%	2.50%	2.25%	2.50%
Rate of cost of living increase	1.75%	2.00%	1.75%	2.00%
Rate of increase in health care cost trends[1]	—	—	3.70%	4.04%
[1] 4.74% per annum in 2021, grading down to 3.70% per annum in and after 2031 (2019 - 5.09% per annum in 2020, grading down to 4.04% per annum in and after 2031)

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2020 and 2019. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2020	2019
Pension Benefits:
Weighted average expected rate of return on plan assets	5.75%	6.50%
Weighted average discount rate	3.10%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	3.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.5	15.5
Rate of increase in health care cost trends[1]	4.04%	4.04%
[1] 5.09% per annum in 2020, grading down to 4.04% per annum in and after 2031 (2019 - 5.19% per annum in 2019, grading down to 4.04% per annum in and after 2031)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation
The effect of a 1% change in health care cost trends on the PBO for the post-retirement and post-employment benefits at December 31, 2020 and 2019 is as follows:

As at December 31 (millions of dollars)	2020	2019
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	311	281
Effect of a 1% decrease in health care cost trends	(234)	(213)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost
The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2020 and 2019 is as follows:

Year ended December 31 (millions of dollars)	2020	2019
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	27	21
Effect of a 1% decrease in health care cost trends	(19)	(16)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the pension and post-retirement and post-employment plans at December 31, 2020 and 2019:

As at December 31	2020	2019
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	22	22
Age 65 - female	25	25
Age 45 - male	23	23
Age 45 - female	26	26

Schedule of Estimated Future Benefit Payments
At December 31, 2020, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2021	352	60
2022	360	61
2023	366	62
2024	371	62
2025	375	64
2026 through to 2030	1,927	326
Total estimated future benefit payments through to 2030	3,751	635

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
A portion of actuarial gains and losses and prior service costs is recorded within regulatory assets on Hydro One’s consolidated balance sheets to reflect the expected regulatory inclusion of these amounts in future rates, which would otherwise be recorded in OCI. These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2020	2019
Pension Benefits:
Actuarial loss for the year	536	652
Prior service cost for the year	31	—
Amortization of actuarial losses	(95)	(55)
Amortization of prior service cost	(2)	—
	470	597

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	(44)	242
Amortization of actuarial losses	(2)	(7)
	(46)	235

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)	2020	2019
Pension Benefits:
Actuarial loss	1,660	1,125

Post-Retirement and Post-Employment Benefits:
Actuarial loss	59	105

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2020	2019	2020	2019
Prior service cost	2	—	4	—
Actuarial loss	124	95	2	2

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2020, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	45	51
Debt securities	35	35
Real Estate and Infrastructure	20	14
	100	100

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2020 and 2019:

As at December 31, 2020 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	21	1,429	1,450
Cash and cash equivalents	163	—	—	163
Short-term securities	—	175	—	175
Derivative instruments	—	2	—	2
Corporate shares - Canadian	142	—	—	142
Corporate shares - Foreign	3,335	209	—	3,544
Bonds and debentures - Canadian	—	2,499	—	2,499
Bonds and debentures - Foreign	—	96	—	96
Total fair value of plan assets[1]	3,640	3,002	1,429	8,071

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 At December 31, 2020, the total fair value of Pension Plan assets and liabilities excludes $39 million of interest and dividends receivable, $6 million of pension administration expenses payable, $2 million of taxes payable, $6 million payable to participants, $17 million of sold investments receivable, and $9 million of purchased investments payable.

As at December 31, 2019 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	22	1,079	1,101
Cash and cash equivalents	159	—	—	159
Short-term securities	—	98	—	98
Derivative instruments	—	5	—	5
Corporate shares - Canadian	107	—	—	107
Corporate shares - Foreign	3,545	219	—	3,764
Bonds and debentures - Canadian	—	2,427	—	2,427
Bonds and debentures - Foreign	—	165	—	165
Total fair value of plan assets[1]	3,811	2,936	1,079	7,826

Derivative instruments	—	2	—	2
Total fair value of plan liabilities[1]	—	2	—	2
1 At December 31, 2019, the total fair value of Pension Plan assets and liabilities excludes $36 million of interest and dividends receivable, $10 million of pension administration expenses payable, $3 million of sold investments receivable, and $5 million of purchased investments payable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2020 and 2019. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2020	2019
Fair value, beginning of year	1,079	651
Realized and unrealized gains (losses)	97	(4)
Purchases	288	463
Sales and disbursements	(35)	(31)
Fair value, end of year	1,429	1,079

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2020 and 2019 for the Pension Plan:

Year ended December 31 (millions of dollars)	2020	2019
Current service cost	215	145
Interest cost	284	303
Expected return on plan assets, net of expenses	(450)	(462)
Prior service cost amortization	2	—
Amortization of actuarial losses	95	55
Net periodic benefit costs	146	41

Charged to results of operations[1]	25	30
[1]    The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2020, pension costs of $69 million (2019 - $73 million) were attributed to labour, of which $25 million (2019 - $30 million) was charged to operations, and $44 million (2019 - $43 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2020 and 2019 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2020	2019
Current service cost	70	56
Interest cost	58	60
Prior service cost amortization	2	—
Amortization of actuarial losses	5	7
Net periodic benefit costs	135	123

Charged to results of operations[1,2]	73	50
[1]    The Company accounts for post-retirement and post-employment costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2020, post-retirement and post-employment costs of $135 million (2019 - $123 million) were attributed to labour, of which $73 million (2019 - $50 million) was charged to operations, $17 million (2019 - $39 million) was recorded in the Hydro One Networks distribution post-retirement and post-employment benefits non-service cost regulatory asset, and $45 million (2019 - $34 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.
2    In the 2020-2022 Transmission Decision, the OEB approved the recovery of the non-service cost component of post-retirement and post-employment benefits as part of operation, maintenance and administration costs for the Company's transmission business. These costs were previously capitalized and recovered through rate base. As a result, during the year ended December 31, 2020, additional other post-retirement and post-employment costs of $22 million attributed to labour were charged to operations.